Concentrations, Risks and Uncertainties	12 Months Ended
Oct. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 16 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The concentration on sales revenues generated by customers type comprised of the following:

	Years Ended
	October 31, 2021		October 31, 2020
Third party sales revenues	1,355,066	15%	258,833	3%
Related party sales revenues	88,851	1%	139,780	2%
Third party franchise revenues	251,359	3%	-	-%
Related party franchise revenues	7,841,711	81%	7,811,982	95%
Total	9,536,987	100%	8,210,595	100%

The concentration of sales revenues generated by third-party customers comprised of the following:

	Years Ended
	October 31,		October 31,
	2021		2020
Customer A	-	-	24,842	10%
Customer B	-	-	20,453	8%
Customer C	-	-	20,425	8%
Customer D	-	-	20,393	8%
Customer E	408,577	30%	-	-
Customer F	799,865	59%	-	-
Customer G	72,513	5%	-	-
Total	1,280,955	94%	86,113	34%